Weighted-Average Asset Allocation of the Said Plan Assets for the Pension Benefits and Other Benefits (Detail) (Pension)	Mar. 31, 2011
Pension
Pension Benefits
Government securities	39.80%
Debenture and bonds	36.20%
Other	24.00%
Total	100.00%